Description of Business - Narrative (Details) $ / shares in Units, $ in Millions				9 Months Ended		12 Months Ended
	Aug. 17, 2020 shares	Feb. 07, 2020 USD ($) $ / shares shares	Jun. 12, 2018 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) segments	Sep. 30, 2019 USD ($)	Dec. 31, 2019 segment
Subsidiary, Sale of Stock [Line Items]
Number of operating segments				3		1
Number of reportable segments | segments				3
Payment to Vertiv stockholder | $		$ 341.6		$ 341.6	$ 0.0
Repayments of long-term debt | $		1,464.0
Business Combination
Subsidiary, Sale of Stock [Line Items]
Consideration transferred | $		$ 1,526.2
Stock consideration transferred (in shares)		118,261,955
Value of stock consideration transferred (USD per share) | $ / shares		$ 10.00
IPO
Subsidiary, Sale of Stock [Line Items]
Stock issued (in shares)			69,000,000
Stock issued price (USD per share) | $ / shares			$ 10.00
Consideration received on sale of stock, before issuance costs | $			$ 690.0
Number of units per one redeemable warrant (in shares)			3
IPO | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock shares per unit (in shares)			1
Number of shares per warrant (in shares)			1
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Stock issued (in shares)			9,000,000
Over-Allotment Option | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued (in shares)	3,000,000
Over-Allotment Option | Warrant
Subsidiary, Sale of Stock [Line Items]
Stock issued (in shares)			10,533,333
Stock issued price (USD per share) | $ / shares			$ 11.50
Private Placement
Subsidiary, Sale of Stock [Line Items]
Stock issued (in shares)		123,900,000
Stock issued price (USD per share) | $ / shares			$ 1.50
Consideration received on sale of stock, net of issuance costs | $		$ 1,239.0	$ 15.8